Impairment and Other Charges (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Closure of Meredosia and Hutsonville Energy Centers [Member]	Dec. 31, 2011 Taum Sauk Energy Center [Member] Union Electric Company [Member]	Dec. 31, 2010 Meredosia Energy Center [Member]
Impairment and Other Charges [Line Items]
Impairment charge on long-lived assets and related charges	$ 0	$ 123	$ 64	$ 26		$ 64
Non-cash impairment of materials and supplies				4
Severance costs				4
Loss from regulatory disallowance					$ 89